Schedule of Investments (unaudited)
December 31, 2023
BATS: Series V Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Alaska — 1.7%
Alaska Housing Finance Corp.
Refunding RB, Series A, VRDN, (Wells Fargo Bank NA SBPA), 3.85%, 01/08/24(a)	USD	200	$ 200,000
Refunding RB, Series D, VRDN, (Federal Home Loan Bank SBPA), 3.85%, 01/08/24(a)		1,300	1,300,000
			1,500,000
Colorado — 1.5%
City of Colorado Springs Utilities System Revenue, Refunding RB, Series C, VRDN, (Sumitomo Mitsui Banking Corp. SBPA), 3.84%, 01/08/24(a)		1,300	1,300,000
Connecticut — 3.3%
Connecticut Housing Finance Authority
Refunding RB, Sub-Series A-3, VRDN, (UBS AG SBPA), 3.85%, 01/08/24(a)		2,100	2,100,000
Refunding RB, Sub-Series C-3, VRDN, (Royal Bank of Canada SBPA), 3.78%, 01/08/24(a)		725	725,000
			2,825,000
Florida — 10.6%
County of Escambia, RB, VRDN, 4.04%, 01/02/24(a)		500	500,000
County of St. Lucie Florida Power & Light Co., Refunding RB, VRDN, 4.20%, 01/02/24(a)		400	400,000
Highlands County Health Facilities Development Corp., Refunding RB, VRDN, 3.85%, 01/08/24(a)		1,300	1,300,000
Hillsborough County, RB, TECP, (Wells Fargo Bank NA SBPA), 3.90%, 01/18/24		1,000	1,000,016
JEA Electric System Revenue, Refunding RB, Series THREE-B-3, VRDN, (Royal Bank of Canada SBPA), 3.77%, 01/08/24(a)		2,750	2,750,000
Orlando Utilities Commission, Refunding RB, Series B, VRDN, (TD Bank NA SBPA), 3.93%, 01/08/24(a)		1,800	1,800,000
Pinellas County Housing Finance Authority, RB, VRDN, (FHLMC LOC), 3.83%, 01/08/24(a)		1,300	1,300,000
			9,050,016
Georgia — 2.4%
Private Colleges & Universities Authority, RB, Series B, VRDN, 3.90%, 01/08/24(a)		2,030	2,030,000
Illinois — 7.7%
Illinois Finance Authority Northwestern University, RB, Sub-Series D, VRDN, 4.30%, 01/08/24(a)		3,300	3,300,000
Illinois Finance Authority University of Chicago, Refunding RB, VRDN, 3.80%, 01/08/24(a)		3,300	3,300,000
			6,600,000
Indiana — 0.9%
Indiana Finance Authority, RB, VRDN, (Barclays Bank plc LOC), 3.78%, 01/08/24(a)		750	750,000
Iowa — 2.6%
Iowa Finance Authority
RB, Series E, VRDN, (GNMA/FNMA/FHLMC COL), (Fannie Mae LIQ), (Federal Home Loan Bank SBPA), 3.78%, 01/08/24(a)		1,100	1,100,000
Refunding RB, Series C, VRDN, (JPMorgan Chase Bank NA LOC), 3.90%, 01/08/24(a)		1,100	1,100,000
			2,200,000
Louisiana — 9.1%
Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A-1, VRDN, (Toronto-Dominion Bank LOC), 4.00%, 01/02/24(a)		1,700	1,700,000
Security		Par (000)	Value
Louisiana (continued)
Louisiana Offshore Terminal Authority, Refunding RB, VRDN, (JPMorgan Chase Bank NA LOC), 3.90%, 01/08/24(a)	USD	1,415	$ 1,415,000
Louisiana Public Facilities Authority
RB, Series C, VRDN, 4.10%, 01/02/24(a)		3,100	3,100,000
Refunding RB, VRDN, (Bank of New York Mellon Corp. LOC ), 4.20%, 01/08/24(a)		1,580	1,580,000
			7,795,000
Maryland — 2.0%
Maryland EDC, RB, Series A, VRDN, 3.81%, 01/08/24(a)		1,750	1,750,000
Massachusetts — 3.8%
City of Somerville, GO, Refunding, BAN, 5.00%, 05/30/24		1,000	1,007,715
Massachusetts Development Finance Agency, RB, VRDN, (Wells Fargo Bank NA SBPA), 3.80%, 01/08/24(a)		1,150	1,150,000
Massachusetts Water Resources Authority, Refunding RB, Series A-3, VRDN, (Wells Fargo Bank NA SBPA), 3.77%, 01/08/24(a)		580	580,000
Town of Plymouth, GO, Refunding, BAN, 5.00%, 06/28/24		500	504,575
			3,242,290
Minnesota — 3.0%
City of Minneapolis, Refunding RB, Series C, VRDN, (Wells Fargo Bank NA LOC), 3.95%, 01/02/24(a)		1,450	1,450,000
County of Hennepin, GO, Refunding, Series B, VRDN, (TD Bank NA SBPA), 3.82%, 01/08/24(a)		1,085	1,085,000
			2,535,000
Missouri — 1.3%
City of Kansas City, Refunding RB, Series E, VRDN, (Sumitomo Mitsui Banking Corp. LOC), 3.86%, 01/08/24(a)		1,115	1,115,000
Nebraska — 1.8%
Nebraska Investment Finance Authority, RB, Series C, VRDN, (GNMA/FNMA/FHLMC), (Federal Home Loan Bank SBPA), 4.30%, 01/08/24(a)		525	525,000
Omaha Public Power District, GO, TECP, (Bank of America NA SBPA), 3.72%, 03/05/24		1,000	1,000,074
			1,525,074
Nevada — 3.2%
County of Clark Department of Aviation, Refunding RB, Series D-2B, VRDN, (Sumitomo Mitsui Banking Corp. LOC), 3.75%, 01/08/24(a)		2,730	2,730,000
New York — 9.9%
City of New York, GO, Sub-Series B-5, VRDN, (Barclays Bank plc SBPA), 4.10%, 01/02/24(a)		200	200,000
New York City Housing Development Corp., RB, VRDN, (Royal Bank of Canada SBPA), 3.82%, 01/08/24(a)		300	300,000
New York City Municipal Water Finance Authority
RB, Series 2, VRDN, (Barclays Bank plc SBPA), 4.10%, 01/02/24(a)		1,500	1,500,000
Refunding RB, Series 2, VRDN, (Mizuho Bank Ltd. SBPA), 4.00%, 01/02/24(a)		700	700,000
Refunding RB, Series 5, VRDN, (Bank of America NA SBPA), 4.00%, 01/02/24(a)		400	400,000
Refunding RB, VRDN, (JPMorgan Chase Bank NA SBPA), 4.10%, 01/02/24(a)		2,400	2,400,000
New York City Transitional Finance Authority Future Tax Secured Revenue
RB, Sub-Series A-4, VRDN, (Barclays Bank plc SBPA), 4.10%, 01/02/24(a)		200	200,000

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series V Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue
RB, Sub-Series G-6, VRDN, (Barclays Bank plc SBPA), 4.10%, 01/02/24(a)	USD	1,900	$ 1,900,000
New York State HFA, RB, Series A, VRDN, (Fannie Mae LIQ), 3.75%, 01/08/24(a)		900	900,000
			8,500,000
Ohio — 6.7%
Akron Bath Copley Joint Township Hospital District, RB, Series A-R, VRDN, (BMO Harris Bank NA LOC), 3.86%, 01/08/24(a)		3,300	3,300,000
Ohio Higher Educational Facility Commission, Refunding RB, VRDN, (Ohio State Treasurer SBPA), 3.75%, 01/08/24(a)		1,400	1,400,000
Ohio Water Development Authority, RB, TECP, (TD Bank NA SBPA), 3.75%, 01/04/24		1,000	999,976
			5,699,976
Pennsylvania — 1.0%
Pennsylvania Turnpike Commission, Refunding RB, VRDN, (TD Bank NA LOC), 3.75%, 01/08/24(a)		850	850,000
Rhode Island — 2.2%
Rhode Island Health & Educational Building Corp., RB, Series A, VRDN, (TD Bank NA SBPA), 3.85%, 01/08/24(a)		1,900	1,900,000
South Dakota — 2.9%
South Dakota HDA
Refunding RB, Series A, VRDN, (Federal Home Loan Bank SBPA), 3.80%, 01/08/24(a)		1,425	1,425,000
Refunding RB, Series B, VRDN, (South Dakota HDA SBPA), 3.85%, 01/08/24(a)		1,025	1,025,000
			2,450,000
Tennessee — 1.4%
Metropolitan Government Nashville & Davidson County, RB, TECP, (TD Bank NA LOC), 3.90%, 01/11/24		1,000	1,000,048
Public Building Authority of Sevier County (The), RB, VRDN, (County GTD), (Bank of America NA LOC), 3.87%, 01/08/24(a)		200	200,000
			1,200,048
Texas — 11.4%
Bowie County IDC, RB, VRDN, (JPMorgan Chase Bank NA LOC), 4.08%, 01/02/24(a)		500	500,000
City of Houston Combined Utility System Revenue, Refunding RB, Series C, VRDN, (Barclays Bank plc LOC), 3.91%, 01/08/24(a)		2,775	2,775,000
Security		Par (000)	Value
Texas (continued)
Permanent University Fund, RB, Series A, VRDN, (University of Texas Investment Management Co. LIQ), 3.75%, 01/08/24(a)	USD	3,200	$ 3,200,000
Port of Port Arthur Navigation District, Refunding RB, VRDN, 4.20%, 01/08/24(a)		1,500	1,500,000
Red River Education Finance Corp., RB, VRDN, (TD Bank NA SBPA), 3.90%, 01/08/24(a)		1,000	1,000,000
State of Texas, GO, Series B, VRDN, (Federal Home Loan Bank SBPA), 4.25%, 01/08/24(a)		805	805,000
			9,780,000
Utah — 2.1%
City of Murray, RB, Series A, VRDN, 3.95%, 01/08/24(a)		1,800	1,800,000
Virginia — 2.5%
Fairfax County IDA, Refunding RB, VRDN, 3.95%, 01/08/24(a)		840	840,000
Loudoun County EDA, RB, Series B, VRDN, 3.90%, 01/08/24(a)		1,295	1,295,000
			2,135,000
Washington — 1.7%
Washington Housing Finance Commission, Refunding RB, Series VR, VRDN, (Royal Bank of Canada SBPA), 3.78%, 01/08/24(a)		1,500	1,500,000
Wisconsin — 3.1%
Wisconsin Housing & EDA
RB, Series C, VRDN, (Federal Home Loan Bank SBPA), 3.90%, 01/08/24(a)		800	800,000
RB, Series C, VRDN, (FNMA COL), (Royal Bank of Canada SBPA), 3.82%, 01/08/24(a)		1,390	1,390,000
RB, Series D, VRDN, (FNMA COL), (Royal Bank of Canada SBPA), 3.82%, 01/08/24(a)		450	450,000
			2,640,000
Total Investments — 99.8% (Cost: $85,398,738)			85,402,404
Other Assets Less Liabilities — 0.2%			180,276
Net Assets — 100.0%			$ 85,582,680
(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series V Portfolio
Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Municipal Bonds	$ —	$ 85,402,404	$ —	$ 85,402,404
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
BAN	Bond Anticipation Notes
COL	Collateralized
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDC	Industrial Development Corp.
LIQ	Liquidity Agreement
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-By Bond Purchase Agreements
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note
3